PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Oct. 31, 2011
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

	October 31,
	2011	2010
	(in millions)
Land	$138	$137
Buildings and leasehold improvements	1,271	1,268
Machinery and equipment	833	793
Software	370	377
Total property, plant and equipment	2,612	2,575
Accumulated depreciation and amortization	(1,606)	(1,595)
Property, plant and equipment, net	$1,006	$980

Asset impairments other than restructuring were $7 million in 2011 and 2010 and zero in 2009. Depreciation expenses were $142 million in 2011, $124 million in 2010 and $112 million in 2009.